Quarterly Results (Unaudited) - Summary of Corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheet
Long-term debt, noncurrent	$ 95,268	$ 97,648	$ 71,645	$ 69,360	$ 43,418				$ 71,645	$ 97,648	$ 95,268	$ 43,418
Total liabilities	150,935	140,124	104,520	100,011	71,039				104,520	140,124	150,935	71,039
Accumulated deficit	(557,389)	(518,879)	(487,849)	(459,181)	(429,098)				(487,849)	(518,879)	(557,389)	(429,098)
Total stockholders' equity	79,378	112,762	72,841	97,105	47,293				72,841	112,762	79,378	47,293	$ 90,422
Consolidated Statement of Operations and Comprehensive Loss
Interest expense		(3,656)	(3,326)	(3,162)					(6,488)	(10,144)	(14,651)	(6,273)
Gain (loss) on extinguishment of debt												(2,311)
Total other expense, net		(1,841)	(1,471)	(1,282)					(2,753)	(4,594)	(6,997)	(5,118)
Net loss and comprehensive loss	$ (38,510)	$ (31,030)	$ (28,668)	$ (30,083)	$ (27,450)	$ (15,790)	$ (23,517)	$ (11,745)	$ (58,751)	$ (89,781)	$ (128,291)	$ (78,502)
Net loss per common share, basic (in dollars per share)	$ (0.45)	$ (0.4)	$ (0.38)	$ (0.4)	$ (0.43)	$ (0.24)	$ (0.36)	$ (0.18)	$ (0.78)	$ (1.17)	$ (1.63)	$ (1.21)
Net loss per common share, diluted (in dollars per share)	$ (0.45)	$ (0.4)	$ (0.38)	$ (0.4)	$ (0.43)	$ (0.24)	$ (0.36)	$ (0.18)	$ (0.78)	$ (1.17)	$ (1.63)	$ (1.21)
As Previously Reported
Consolidated Balance Sheet
Long-term debt, noncurrent	$ 97,371	$ 99,892	$ 81,764	$ 80,205					$ 81,764	$ 99,892	$ 97,371
Total liabilities	153,038	142,368	114,639	110,856					114,639	142,368	153,038
Accumulated deficit	(559,492)	(521,123)	(497,968)	(470,026)					(497,968)	(521,123)	(559,492)
Total stockholders' equity	77,275	110,518	62,722	86,260					62,722	110,518	77,275
Consolidated Statement of Operations and Comprehensive Loss
Interest expense		(2,996)	(2,600)	(2,524)					(5,124)	(8,120)	(12,486)
Gain (loss) on extinguishment of debt		7,215		(11,483)					(11,483)	(4,268)	(4,268)
Total other expense, net		6,034	(745)	(12,127)					(12,872)	(6,838)	(9,100)
Net loss and comprehensive loss		$ (23,155)	$ (27,942)	$ (40,928)					$ (68,870)	$ (92,025)	$ (130,394)
Net loss per common share, basic (in dollars per share)		$ (0.3)	$ (0.37)	$ (0.54)					$ (0.91)	$ (1.2)	$ (1.66)
Net loss per common share, diluted (in dollars per share)		$ (0.3)	$ (0.37)	$ (0.54)					$ (0.91)	$ (1.2)	$ (1.66)
Adjustment
Consolidated Balance Sheet
Long-term debt, noncurrent	(2,103)	$ (2,244)	$ (10,119)	$ (10,845)					$ (10,119)	$ (2,244)	$ (2,103)
Total liabilities	(2,103)	(2,244)	(10,119)	(10,845)					(10,119)	(2,244)	(2,103)
Accumulated deficit	2,103	2,244	10,119	10,845					10,119	2,244	2,103
Total stockholders' equity	$ 2,103	2,244	10,119	10,845					10,119	2,244	2,103
Consolidated Statement of Operations and Comprehensive Loss
Interest expense		(660)	(726)	(638)					(1,364)	(2,024)	(2,165)
Gain (loss) on extinguishment of debt		(7,215)		11,483					11,483	4,268	4,268
Total other expense, net		(7,875)	(726)	10,845					10,119	2,244	2,103
Net loss and comprehensive loss		$ (7,875)	$ (726)	$ 10,845					$ 10,119	$ 2,244	$ 2,103
Net loss per common share, basic (in dollars per share)		$ (0.1)	$ (0.01)	$ 0.14					$ 0.13	$ 0.03	$ 0.03
Net loss per common share, diluted (in dollars per share)		$ (0.1)	$ (0.01)	$ 0.14					$ 0.13	$ 0.03	$ 0.03